Parent Company Financials Statement of Earnings and Retained Earnings (details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company
Other Revenue	$ 646	$ 435	$ 1,737	$ 1,676	$ 1,393	$ 3	$ 5	$ 3
Interest and investment income including realized gains and losses	32	31	141	331	150	15	2	1
Total revenues	2,089	2,041	8,565	7,165	4,800	18	7	4
Personnel costs	671	519	2,134	1,863	1,568	93	39	40
Other operating expenses	429	325	1,319	1,287	1,064	50	21	15
Interest expense	36	23	93	74	57	70	61	58
Total expenses	2,168	1,904	7,914	6,330	4,395	213	121	113
Earnings (loss) from continuing operations before income taxes and equity in (loss) earnings of unconsolidated affiliates	(79)	137	651	835	405	(195)	(114)	(109)
Income Tax Expense (Benefit), Continuing Operations	(37)	46	205	245	131	(61)	(34)	(35)
Earnings Before Equity In Losses Of Unconsolidated Affiliates						(134)	(80)	(74)
Equity in earnings (loss) of unconsolidated affiliates	(31)	(3)	(26)	10	10	553	692	453
Net earnings (loss)	(73)	89	419	612	379	419	612	379
Net Income (Loss) Attributable to Noncontrolling Interest	(51)	(1)	17	5	10		5	10
Net earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	(22)	90	402	607	369	402	607	369
Basic earnings per share attributable to FNF common shareholders	$ (0.08)	$ 0.40	$ 1.75	$ 2.75	$ 1.68	$ 1.75	$ 2.75	$ 1.68
Weighted average shares outstanding, basic basis	274	225	230	221	219		221	219
Diluted earnings per share attributable to FNF common shareholders	$ (0.08)	$ 0.39	$ 1.71	$ 2.69	$ 1.65	$ 1.71	$ 2.69	$ 1.65
Weighted average shares outstanding, diluted basis	282	231	235	226	223		226	223
Retained Earnings (Accumulated Deficit)	1,024		1,096	849		1,096	849	373	110
Cash dividends declared	$ (50)		$ (155)	$ (131)	$ (4)		$ (131)	$ (106)